Receivables and Other Current Assets - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Trade and Other Receivables [Line Items]
Advanced payments under contracts pending execution	€ 442	€ 532
Trade receivables	10,074	9,938
Broadcasting rights
Disclosure of Trade and Other Receivables [Line Items]
Current prepayments and other current assets	599	736
Government
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	€ 395	€ 526